Annual Total Returns - FidelitySAIInternationalValueIndexFund-PRO - FidelitySAIInternationalValueIndexFund-PRO - Fidelity SAI International Value Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Dec. 19, 2017
Fidelity SAI International Value Index Fund
Bar Chart Table:
Annual Return 2018	(16.11%)
Annual Return 2019	17.26%
Annual Return 2020	(3.93%)
Annual Return 2021	13.84%
Annual Return 2022	(5.97%)